Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Recurring fair value measurement - Significant unobservable inputs (Level 3) - GBP (£)	Jun. 30, 2021	Dec. 31, 2020
Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 606,000,000	£ 633,000,000
Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	3,000,000
Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(667,000,000)	(740,000,000)
Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	(3,000,000)
Corporate debt | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	22,000,000	16,000,000
Corporate debt | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Corporate debt | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(16,000,000)	(14,000,000)
Corporate debt | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	129,000,000	104,000,000
Non-asset backed loans | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	3,000,000
Non-asset backed loans | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(172,000,000)	(190,000,000)
Non-asset backed loans | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	(3,000,000)
Equity cash products | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	122,000,000	158,000,000
Equity cash products | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity cash products | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(111,000,000)	(141,000,000)
Equity cash products | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	17,000,000	15,000,000
Private equity investments | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(18,000,000)	(15,000,000)
Private equity investments | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	18,000,000	21,000,000
Other | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(18,000,000)	(21,000,000)
Other | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	52,000,000	82,000,000
Interest rate derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(83,000,000)	(123,000,000)
Interest rate derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	6,000,000	6,000,000
Foreign exchange derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(10,000,000)	(11,000,000)
Foreign exchange derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	53,000,000	55,000,000
Credit derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(44,000,000)	(44,000,000)
Credit derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	185,000,000	174,000,000
Equity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(193,000,000)	(179,000,000)
Equity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Commodity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	2,000,000	2,000,000
Commodity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Commodity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(2,000,000)	(2,000,000)
Commodity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 0	£ 0